SIGNIFICANT ACCOUNTING POLICIES - Cash and Cash Equivalents (Details) (Foreign Countries, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Foreign Countries
Cash and Cash Equivalents [Line Items]
Cash in subsidiaries	$ 5,032	$ 13,962